Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Consolidated Balance Sheets
Amortized Cost	$ 251,683	$ 228,607
Available-for-sale securities, allowance for credit losses	0
Loans, allowance for credit losses	$ 3,918
Loans, allowance for loan losses		$ 2,052
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized	2,000,000	2,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 1	$ 1
Common stock, authorized	10,000,000	10,000,000
Common stock, issued	6,063,851	6,043,851
Common shares, shares outstanding	5,702,685	5,740,251
Stock held by deferred compensation plan, shares	181,803	174,237
Treasury stock, shares	179,363	129,363